Segment Reporting (Details) - Schedule of revenue from business operation - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 8,515,561	$ 5,637,370	$ 5,358,023
Cost of revenue and related tax	3,997,098	3,386,965	2,854,379
Gross profit	4,518,463	2,250,405	2,503,644
Depreciation and amortization	195,239	164,942	131,024
Total capital expenditures	74,236	75,041	350,284
Online Education Service [Member]
Segment Reporting Information [Line Items]
Revenue	8,258,449	5,370,700	4,185,596
Cost of revenue and related tax	3,692,683	3,020,735	2,418,522
Gross profit	4,565,766	2,349,965	1,767,074
Depreciation and amortization	189,407	156,111	123,293
Total capital expenditures	72,984	73,564	336,267
Technological Development and Operation Service [Member]
Segment Reporting Information [Line Items]
Revenue	257,112	266,670	1,172,427
Cost of revenue and related tax	304,415	366,230	435,857
Gross profit	(47,303)	(99,560)	736,570
Depreciation and amortization	5,832	8,831	7,731
Total capital expenditures	$ 1,252	$ 1,477	$ 14,017